Derivative Liabilities (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Derivative liabilities - December 31, 2015	$ 0
Add fair value at the commitment date for convertible notes issued during the current year	743,467
Fair value mark to market adjustment for derivatives from the first quarter	(344,451)
Reduce fair value due to conversions	(23,141)
Derivative liabilities - September 30, 2016	375,875
Less: current portion	332,517	$ 0	$ 0
Long-term derivative liabilities	$ 43,358	$ 0	$ 0